Credit Impairment Charges and Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Charges and Provisions

			Group
	2023	2022	2021
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	191	248	(186)
Recoveries of loans and advances, net of collection costs	10	36	(17)
Off-balance sheet credit exposures (See Note 29)	4	36	(30)
	205	320	(233)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	334	422	386
Releases for residual value and voluntary termination	1	(3)	(9)
	335	419	377
	540	739	144